Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Receivables From Related Parties
The Entity receivables from related parties as of December 31, 2023 and 2022, as shown in the table below:

	12/31/2023	12/31/2022
Vinci Infra Investimentos V2I S.A.	—	79
Cagliari Participações S.A.	4	4
Accadia Participações AS	—	91
Norcia Participações SA	—	56
Laguna Participações S.A.	—	11
VFDL 4 Empreendimentos Imobiliários LTDA	—	3
Vias Participações I S.A.	—	1
Verona Participações Societarias S.A.	—	8

	4	253